8. Loans Payable and Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Debt Disclosure [Abstract]
Loans Payable and Convertible Promissory Notes

Loans payable are as follows:

	September 30,	June 30,
	2017	2017

Loans payable, bearing interest at rates between 0% and 18% per annum with default interest up to 24% per annum. Interest payable monthly. These loans are past due, unsecured and payable on demand. Accrued interest of $752,140 and $704,900 at September 30, 2017 and June 30, 2017, respectively.	$1,631,921	$1,563,602
Less: Current portion	(1,631,921)	(1,563,602)
Loans payable, non-current	$–	$–

Convertible Promissory Notes are as follows:

	September 30,	June 30,
	2017	2017
Convertible promissory notes assumed in accordance with asset purchase agreement with Media Exchange Group bearing interest between 5% to 8% per annum, convertible into shares of common stock at a rate ranging from $0.01 to $0.05. Accrued interest at September 30, 2017 and June 30, 2017 of $522,000 and $506,300, respectively. These notes are all unsecured and in default.	$1,562,642	$1,546,988

Convertible promissory notes bearing interest between 5% and 18% per annum. All the notes are convertible into shares of common stock at conversion rates ranging from $0.008 to $0.05. Accrued interest of $302,400 and $288,900 at September 30, 2017 and June 30, 2017, respectively. These notes are all unsecured and in default.	816,203	801,078

Convertible promissory notes each bearing interest at a rate of 24% per annum, compounding monthly. All the notes but one are convertible into shares of common stock at a conversion rate of $0.02 per share. One note is convertible into two million shares of Series B Preferred stock. Accrued interest of $2,239,500 and $2,045,173 at September30, 2017 and June 30, 2017, respectively. These notes are all unsecured and in default.	3,476,024	3,083,698

Convertible promissory notes each bearing interest at a rate of 24% per annum, compounding monthly. The notes are convertible into shares of common stock at a conversion rate of $0.02 per share. Accrued interest of $2,766,805 and $2,381,500 at September 30, 2017 and June 30, 2017, respectively. These notes were refinanced with the lender effective June 30, 2015 and bear the terms noted previously. All came due on June 29, 2016. As of June 30, 2016, the notes were in default.	6,680,931	6,295,539

Convertible promissory notes	$12,535,800	$11,727,303

The Company recognized interest expense of approximately $636,000 and $506,000 during the three months ended September 30, 2017 and 2016, respectively, in connection with all loans, convertible promissory notes, and financing costs.

Loans payable are as follows:

	June 30, 2017	June 30, 2016	June 30, 2015
Loans payable, bearing interest at rates ranging from 0% to 18% per annum with default interest rates up to 24% per annum. These loans are all unsecured, payable on demand and past due. Accrued interest at June 30, 2017, 2016 and 2015 totaled approximately $704,900, $604,000 and $523,600, respectively.	$1,563,602	$1,462,391	$1,405,332
Less current portion	(1,563,602)	(1,462,391)	(1,405,332)
Loans payable, non-current	$–	$–	$–

Convertible Promissory Notes are as follows:

	June 30, 2017	June 30, 2016	June 30, 2015
Convertible promissory notes assumed in accordance with an asset purchase agreement with Media Exchange Group in 2011 bearing interest at rates from 5% to 8% per annum. All the notes are convertible into shares of common stock at conversion rates ranging from $0.01 to $0.05, at fixed numbers of shares by agreement. Accrued interest at June 30, 2017, 2016 and 2015 totaled approximately $506,300, $443,500 and $380,700, respectively. These notes are all unsecured and in default.	$1,546,988	$1,484,156	$1,421,323

Convertible promissory notes bearing interest at rates from 5% to 18% per annum. All the notes are convertible into shares of common stock at conversion rates ranging from $0.008 to $0.05. Accrued interest at June 30, 2017, 2016 and 2015 totaled approximately $288,900, $241,400 and $195,100, respectively. These notes are all unsecured and in default.	801,078	753,568	709,358

Convertible promissory notes each bearing interest at a rate of 24% per annum, compounding monthly. All the notes but one are convertible into shares of common stock at a conversion rate of $0.02 per share. One note is convertible into two million shares of Preferred B stock. Accrued interest at June 30, 2017, 2016 and 2015 totaled approximately $2,045,173, $1,392,900 and $878,700, respectively. These notes are all unsecured and in default.	3,083,698	2,431,475	1,917,200

Convertible promissory notes each bearing interest at a rate of 24% per annum, compounding monthly. The notes are convertible into shares of common stock at a conversion rate of $0.02 per share. Accrued interest at June 30, 2017, 2016 and 2015 totaled approximately $2,381,500, $1,049,900 and $0, respectively. These notes were re-financed with the lender effective June 30, 2015 and bear the terms noted previously. All came due on June 29, 2016. As of June 30, 2017 and 2016, the notes were in default.	6,295,539	4,963,987	3,914,073

Convertible Promissory Notes	$11,727,303	$9,633,186	$7,961,954

Convertible Promissory Notes

During the year ended June 30, 2015, the Company issued convertible notes totaling approximately $215,000 to an existing shareholder in exchange for cash advances made to the Company.

On June 30, 2015 the Company exchanged promissory notes with an approximate principal balance of $2.2 million and accrued interest of approximately $1.7 million for new convertible notes. The new convertible notes carry an interest rate of 2% per month and came due on June 29, 2016. All these notes are currently in default.

The Company recognized interest expense of approximately $2,197,800, $1,778,500 and $1,550,000 during fiscal 2017, 2016 and 2015, respectively, in connection with all loans, convertible promissory notes, and financing costs.